Taxes - Summary of Other Taxes (Detail) - USD ($) $ in Millions	Jun. 30, 2019	Dec. 31, 2018
Disclosure of other taxes [line items]
Current assets, other taxes	$ 1,089	$ 1,296
Non-current assets, other taxes	3,490	3,540
Current liabilities, other taxes	3,291	3,556
Non-current liabilities, other taxes	479	107
Brazil [member]
Disclosure of other taxes [line items]
Current assets, other taxes	1,071	1,281
Non-current assets, other taxes	3,475	3,526
Current liabilities, other taxes	3,273	3,532
Non-current liabilities, other taxes	479	107
Brazil [member] | Current / Deferred ICMS (VAT) [Member]
Disclosure of other taxes [line items]
Current assets, other taxes	627	781
Non-current assets, other taxes	517	700
Current liabilities, other taxes	711	922
Brazil [member] | Current / Deferred PIS and COFINS [Member]
Disclosure of other taxes [line items]
Current assets, other taxes	388	442
Non-current assets, other taxes	2,800	2,668
Current liabilities, other taxes	331	309
Non-current liabilities, other taxes	39	32
Brazil [member] | CIDE [member]
Disclosure of other taxes [line items]
Current assets, other taxes	21	22
Current liabilities, other taxes	39	50
Brazil [member] | Production taxes [member]
Disclosure of other taxes [line items]
Current liabilities, other taxes	1,959	1,757
Non-current liabilities, other taxes	356
Brazil [member] | Withholding income taxes [member]
Disclosure of other taxes [line items]
Current liabilities, other taxes	90	308
Brazil [member] | Tax settlement programs - PRT [member]
Disclosure of other taxes [line items]
Current liabilities, other taxes		2
Brazil [member] | Others [member]
Disclosure of other taxes [line items]
Current assets, other taxes	35	36
Non-current assets, other taxes	158	158
Current liabilities, other taxes	143	184
Non-current liabilities, other taxes	84	75
Foreign countries [member]
Disclosure of other taxes [line items]
Current assets, other taxes	18	15
Non-current assets, other taxes	15	14
Current liabilities, other taxes	$ 18	$ 24